Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001487712
Registrant Name	SUMISHO AIR LEASE CORP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES